Note 19 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$124	$-	$124	$-
Interest rate swaps-asset position	1,229	-	1,229	-
Interest rate swaps-liability position	(830)	-	(830)	-
Total	$523	$-	$523	$-
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts- asset position	$460	$-	$460	$-
Interest rate swaps-liability position	(7,093)	-	(7,093)	-
Total	$(6,633)	$-	$(6,633)	$-